UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22069

UST Global Private Markets Fund, LLC

(Exact name of registrant as specified in charter)

100 Federal Street
Boston, MA 02110

 (Address of principal executive offices) (Zip code)

Bank of America Capital Advisors, LLC
100 Federal Street
Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-866-921-7951

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

UST Global Private Markets Fund, LLC
Schedule of Investments
December 31, 2009

Percent Owned (D)	Portfolio Funds (A),(B),(E)	Acquisition Dates (C)	Geographic Region (G)	Commitment	Cost	Fair Value	% of Members' Equity - Net Assets (F)

Buyout
0.67%	Charlesbank Equity Fund VII, Limited Partnership	10/2009 - 11/2009	North America	$ 10,000,000	$ 418,862	$ 366,180	1.99%
0.12%	Charterhouse Capital Partners IX, L.P. (H)	1/2009 - 11/2009	Europe	7,160,500	507,059	390,007	2.12%
0.10%	Hellman & Friedman Capital Partners VII, L.P.	None	North America	10,000,000	-	-	0.00%
0.38%	HgCapital 6, L.P. (I)	None	Europe	9,702,000	-	-	0.00%
1.49%	Swander Pace Capital Partners IV, L.P.	12/2008 - 12/2009	North America	5,000,000	2,198,874	2,321,192	12.61%
0.29%	TA XI, L.P.	None	North America	10,000,000	-	-	0.00%
				51,862,500	3,124,795	3,077,379	16.72%
Special Situations
1.78%	Starwood Global Opportunities Fund VIII, L.P.	10/2009	North America	7,000,000	1,599,911	1,328,552	7.22%
				7,000,000	1,599,911	1,328,552	7.22%
Venture Capital
0.80%	Battery Ventures VIII Side Fund, L.P.	08/2008 - 8/2009	North America	2,000,000	604,000	610,000	3.31%
0.83%	Draper Fisher Jurvetson Fund X, L.P.	None	North America	5,000,000	-	-	0.00%
1.63%	Trinity Ventures X, L.P.	3/2009 - 12/2009	North America	5,000,000	600,000	494,230	2.69%
				12,000,000	1,204,000	1,104,230	6.00%

	Total Investments in Portfolio Funds			$ 70,862,500	$ 5,928,706	5,510,161	29.94%
	Other Assets & Liabilities (Net)					12,891,160	70.06%
	Members' Equity - Net Assets					$ 18,401,321	100.00%

(A)	Non-income producing securities, restricted as to public resale and illiquid.
(B)
Total cost of illiquid and restricted securities at December 31, 2009 aggregated $5,928,706. Total fair value of illiquid and restricted securities at December 31, 2009  was $5,510,161 or 29.94% of net assets.

(C)	Acquisition dates cover from original investment date to the last acquisition date and is a required disclosure for restricted securities only.
(D)	Represents the Fund's capital account balance as a percentage of the Portfolio Funds' total capital or the Fund's commitment as a percentage of the Portfolio Fund's total commitments.
(E)
The estimated cost of the Portfolio Funds at December 31, 2009 for Federal income tax purposes aggregated $5,838,435.  The net and gross unrealized depreciation for Federal income tax purposes is estimated to be $328,274.

(F)	Calculated as fair value divided by the Fund's Net Assets.
(G)	Geographic region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(H)	The commitment to Charterhouse Capital Partners IX, L.P. is €5,000,000. The U.S. Dollar equivalent at December 31, 2009 is $7,160,500.
(I)	The commitment to HgCapital 6, L.P. is £6,000,000. The U.S. Dollar equivalent at December 31, 2009 is $9,702,000.

Portfolio Valuation

The registrant will compute its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Valuation Committee of the Board, (the “Valuation Committee”). In determining its net asset value, the Fund will value its investments as of such quarter-end.

The registrant’s investments are reported at fair value, which is defined below.  The Board and the Valuation Committee have approved procedures pursuant to which the registrant values its investment in Portfolio Funds subject to the review and supervision of the Board and Valuation Committee.  In accordance with these procedures, fair value of investments in the Portfolio Funds takes into consideration all available information and other factors that the Board and Valuation Committee deems pertinent.  Generally, the Board and Valuation Committee will use valuations reported to the registrant by the managers of these Portfolio Funds as an input, and the registrant, Board or Valuation Committee may reasonably determine that additional factors should be considered that were not reflected.  The value of the registrant’s investments determined using the registrant’s procedures may differ from the value reported by the Portfolio Fund.  Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The registrant uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).  The three levels of the fair value hierarchy are as follows:

•	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the registrant has the ability to access at the measurement date;
•	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 - Inputs that are unobservable.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  The registrant generally uses the capital balance reported by the Portfolio Funds as the primary input to its valuation; however adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, any restrictions or illiquidity on such interests, any potential clawbacks by Portfolio Funds and the fair value of the Portfolio Fund’s investment portfolio or other assets and liabilities.

An individual Portfolio Fund’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the registrant, Board and Valuation Committee.  The registrant, Board and Valuation Committee consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market.  The categorization of a Portfolio Fund within the hierarchy is based upon the pricing transparency of that Portfolio Fund and does not necessarily correspond to the registrant’s perceived risk of that Portfolio Fund.

Substantially all of the registrant’s investments in Portfolio Funds have been classified within level 3, and the registrant generally does not hold any investments that could be classified as level 1 or level 2, as observable prices for such investments are typically not available.  The Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors.  Accordingly, the registrant generally holds interests in such Portfolio Funds for which there is no active market.  These interests, in the absence of a recent and relevant secondary market transaction, are generally classified as level 3.  Assumptions used by the registrant, Board or Valuation Committee due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the registrant’s results of operations.

The table below sets forth information about the level within the fair value hierarchy at which the registrant’s investments are measured at December 31, 2009:

	Unadjusted quoted prices in active markets for identical securities (Level 1)	Quoted prices which are not active, or inputs that are observable (Level 2)	Prices, inputs or modeling techniques that are both significant to the fair value measurement and unobservable (Level 3)	Total
Assets:
Investments in Portfolio Funds	$-	$-	$5,510,161	$5,510,161

Totals	$-	$-	$5,510,161	$5,510,161

Liabilities:
Investments in Portfolio Funds	$-	$-	$-	$-

Totals	$-	$-	$-	$-

The following table includes a roll-forward of the amounts for the nine months ended December 31, 2009 for investments classified within level 3.  The classification of an investment within level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

Prices, inputs or modeling techniques that are both significant to the fair value measurement and unobservable (Level 3)
Balances as of March 31, 2009	$1,183,400
Net change in accumulated unrealized depreciation on investments	(213,996)
Net change in accumulated unrealized gain on foreign currency	10,512
Net purchases/(sales)	4,530,245
Net transfers in and out of Level 3	-

Balances as of December 31, 2009	$5,510,161

The net unrealized depreciation for the nine months ended December 31, 2009 for level 3 investments was an increase of $203,484.

Under U.S. generally accepted accounting principles the registrant must determine whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities).  The registrant must also provide guidance on identifying circumstances that indicate whether or not a transaction, with regards to such an asset or liability, is orderly.  In its consideration, the registrant must consider inputs and valuation techniques used for each major category of investments with “major category” being defined as investment type.  Refer to the registrant’s Schedule of Investments for additional information on the registrant’s investments in Portfolio Funds.

For information on the registrant’s other significant accounting policies, please refer to the registrant’s most recent semi-annual financial statements.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  UST Global Private Markets Fund, LLC

By (Signature and Title)    /s/ James D. Bowden
James D. Bowden, Principal Executive Officer

Date                      March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ James D. Bowden
James D. Bowden, Principal Executive Officer

Date                      March 1, 2010

By (Signature and Title)    /s/ Steven L. Suss
Steven L. Suss, Principal Financial Officer

Date                      March 1, 2010